Taxes (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	5 Months Ended	8 Months Ended
	Jan. 31, 2021	Sep. 30, 2020
Debt extinguishment	$ 3,300,000
Amount of income tax expense in connection with Reorganization		$ 4,400
Amount of income tax expense for the reduction in federal and state NOL carryforwards and tax credits in connection with Reorganization		18,600
Amount of income tax expense for the reduction in other U.S. attributes in connection with Reorganization		8,800
Amount of income tax expense for the reduction in reversal of deferred tax assets on liabilities in jurisdictions in connection with Reorganization		106,500
Amount of income tax benefit for the reduction in valuation allowances in connection with Reorganization		129,500
Fresh start accounting adjustments, income tax expense		73,400
Fresh start accounting adjustments, tax expense for the increase in deferred tax liabilities	$ (73,446)	77,200
Fresh start accounting adjustments, tax benefit for the reduction in valuation allowance		$ 3,800